UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Exchange Reserves

March 31, 2014

Semi-Annual Report

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,000.30	$0.65	0.13%
Hypothetical**	$1,000	$1,024.28	$0.66	0.13%
Class B
Actual	$1,000	$1,000.20	$0.75	0.15%
Hypothetical**	$1,000	$1,024.18	$0.76	0.15%
Class C
Actual	$1,000	$1,000.20	$0.70	0.14%
Hypothetical**	$1,000	$1,024.23	$0.71	0.14%
Advisor Class
Actual	$1,000	$1,000.30	$0.65	0.13%
Hypothetical**	$1,000	$1,024.28	$0.66	0.13%
Class R
Actual	$1,000	$1,000.10	$0.80	0.16%
Hypothetical**	$1,000	$1,024.13	$0.81	0.16%
Class K
Actual	$1,000	$1,000.10	$0.80	0.16%
Hypothetical**	$1,000	$1,024.13	$0.81	0.16%
Class I
Actual	$1,000	$1,000.40	$0.50	0.10%
Hypothetical**	$1,000	$1,024.43	$0.50	0.10%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	1

Expense Example

PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 101.0%
Certificates of Deposit – 43.5%
Australia & New Zealand Bankin 1/14/15(a)	0.492%	$700	$701,304
Bank of Montreal/Chicago Il 4/04/14	0.070%	30,000	30,000,000
JPMorgan Chase Bank NA 3/26/15(a)	0.265%	25,000	25,000,000
Korea Development Bank/NY 4/01/14	0.070%	40,000	40,000,000
Mitsubishi UFJ Trust & Banking 5/15/14	0.210%	40,000	40,000,000
National Australia Bank Ltd. 10/23/14(a)	0.225%	45,000	45,000,051
Nordea Bank Finland PLC/NY 8/21/14	0.200%	43,750	43,750,000
4/09/14(a)	1.122%	3,000	3,000,609
Norinchukin Bank/NY 5/09/14	0.215%	50,000	50,000,000
6/09/14	0.270%	3,000	3,000,000
Oversea-Chinese Banking Corp. Ltd. 4/02/14	0.190%	12,000	12,000,003
6/12/14	0.240%	29,490	29,491,762
Rabobank Nederland NV NY 5/07/14(a)	0.256%	55,000	55,000,000
Royal Bank of Canada NY 4/15/14(a)	0.235%	39,300	39,300,000
Standard Chartered Bank/NY 8/18/14(a)	0.266%	43,000	43,000,000
Sumitomo Mitsui Banking Corp. 5/05/14	0.210%	50,000	50,000,000
Svenska Handelsbanken NY 4/23/14	0.220%	45,000	45,000,000
Toronto-Dominion Bank NY 7/22/14	0.185%	25,000	25,000,000
Toronto-Dominion Bank NY 5/22/14	0.200%	18,000	18,001,018
Wells Fargo Bank NA 6/17/14	0.210%	32,000	32,000,000
Wells Fargo Bank NA 9/04/14	0.210%	18,750	18,750,000
Westpac Banking Corp. NY 8/28/14(a)	0.233%	25,000	25,005,785
Westpac Banking Corp. NY 8/08/14(a)	0.237%	25,000	25,000,000

			698,000,532

2	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

Commercial Paper – 29.0%
ANZ New Zealand Int’l Ltd./London 4/17/14(a)(b)	0.275%	$50,000	$50,000,000
Coca-Cola Co. (The) 9/17/14(b)	0.180%	25,000	24,978,875
Commonwealth Bank of Australia 3/19/15(a)(b)	0.225%	25,000	25,000,000
Commonwealth Bank of Australia 6/13/14(a)(b)	0.245%	25,000	25,000,000
DBS Bank Ltd. 2/20/15(a)(b)	0.244%	50,000	50,002,179
HSBC USA, Inc. 8/04/14	0.220%	43,000	42,967,153
Nederlandse Waterschapsbank NV 4/23/14(a)(b)	0.155%	25,000	25,000,000
Nederlandse Waterschapsbank NV 8/14/14(a)(b)	0.176%	25,000	25,000,000
Nestle Finance International Ltd. 9/30/14	0.160%	25,000	24,979,778
Procter & Gamble Co. 6/09/14(b)	0.140%	40,000	39,989,267
State Street Corp. 6/05/14	0.200%	25,000	24,990,972
Toyota Motor Credit Corp. 6/16/14	0.200%	40,000	39,983,111
United Overseas Bank Ltd. 6/04/14(b)	0.230%	42,000	41,982,827
US Bank NA/MN 4/01/14	0.120%	25,000	25,000,000

			464,874,162

Short-Term Municipal Notes – 9.2%
Municipal Obligations – 9.2%
Connecticut Hlth & Ed Fac Auth (Yale University)
Series 2001V-1 7/01/36(c)	0.060%	16,100	16,100,000
Series 2001V-2 7/01/36(c)	0.060%	15,175	15,175,000
Series 2005Y-2 7/01/35(c)	0.060%	10,385	10,385,000
Series 2005Y-3 7/01/35(c)	0.060%	7,435	7,435,000
Dallas Fort Worth TX Intl Arpt (United Parcel Service) 5/01/32(c)	0.070%	3,500	3,500,000
Lincoln Cnty WY PCR (Exxon Mobil Corp.) 8/01/15(c)	0.050%	12,200	12,200,000

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	3

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

Loudoun Cnty VA IDA (Howard Hughes Med Inst) Series 2003E 2/15/38(c)	0.050%	$12,950	$12,950,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.) 11/01/38(c)	0.050%	9,200	9,200,000
Massachusetts Dev Fin Agy (Smith College) 7/01/24(c)	0.050%	1,367	1,367,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) Series 1999R 11/01/49(c)	0.060%	15,725	15,725,000
Series 2000Y 7/01/35(c)	0.040%	7,480	7,480,000
Mississippi Business Fin Corp. (Chevron USA, Inc.) Series 2010L 11/01/35(c)	0.070%	20,000	20,000,000
Southern California Pub Pwr Auth Series 2012 7/01/36(c)	0.070%	16,645	16,645,000

			148,162,000

U.S. Government & Government Sponsored Agency Obligations – 9.2%
Federal Farm Credit Banks 8/06/14(a)	0.107%	7,500	7,500,000
Federal Farm Credit Discount Notes 4/15/14	0.060%	10,000	9,999,767
4/23/14	0.060%	15,000	14,999,450
U.S. Treasury Bill 4/10/14	0.051%	25,000	24,999,681
U.S. Treasury Notes 1/31/16(a)	0.095%	15,000	14,994,423
10/15/14	0.500%	25,000	25,053,194
4/15/14	1.250%	50,000	50,021,610

			147,568,125

Repurchase Agreements – 7.2%
Barclays Capital 0.04%, dated 3/25/14 due 4/01/14 in the amount of $50,000,389 (collateralized by $55,442,000 Financial Corporation Strip, Resolution Funding Strip and Resolution Funding Corporation Strip Principal, Zero Coupon, due 5/02/17 to 7/15/24, value $51,000,623)		50,000	50,000,000

4	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

Mizuho Securities USA 0.08%, dated 3/31/14 due 4/01/14 in the amount of $20,000,044 (collateralized by $19,690,600 U.S. Treasury Note, 2.625%, due 11/15/20, value $20,400,089)		$20,000	$20,000,000
UBS Financial Services 0.05%, dated 3/31/14 due 4/01/14 in the amount of $45,500,063 (collateralized by $46,482,700 U.S. Treasury Note, 0.375%, due 3/31/16, value $46,410,094)		45,500	45,500,000

			115,500,000

Corporates - Investment Grades – 2.9%
Bank of New York Mellon Corp. (The) 7/28/14(a)	0.505%	5,790	5,795,588
Johnson & Johnson 5/15/14(a)	0.326%	4,650	4,650,859
Kommunalbanken AS 1/26/15(a)(b)	0.259%	10,660	10,661,688
Microsoft Corp. 6/01/14	2.950%	21,374	21,473,071
Royal Bank of Canada 4/17/14(a)	0.538%	4,000	4,000,542

			46,581,748

Total Investments – 101.0% (cost $1,620,686,567)			1,620,686,567
Other assets less liabilities – (1.0)%			(15,897,471)

Net Assets – 100.0%			$1,604,789,096

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2014.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate market value of these securities amounted to $317,614,836 or 19.8% of net assets.

(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

IDA – Industrial Development Authority/Agency

PCR – Pollution Control Revenue Bond

See notes to financial statements.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	5

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

March 31, 2014 (unaudited)

Assets
Investments in securities, at value (cost $1,620,686,567)	$1,620,686,567
Cash	176,655
Interest receivable	837,595
Receivable for shares of beneficial interest sold	161,416
Receivable for investment securities sold	20,000

Total assets	1,621,882,233

Liabilities
Payable for investment securities purchased	10,216,348
Payable for shares of beneficial interest redeemed	6,619,363
Transfer Agent fee payable	83,722
Distribution fee payable	64,104
Administrative fee payable	17,349
Advisory fee payable	3,645
Accrued expenses	88,606

Total liabilities	17,093,137

Net Assets	$1,604,789,096

Composition of Net Assets
Shares of beneficial interest, at par	$1,604,795
Additional paid-in capital	1,603,176,709
Accumulated net realized gain on investment transactions	7,592

$1,604,789,096

Net Asset Value Per Share—unlimited shares authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$176,823,929	176,816,711	$1.00

B	$8,758,813	8,756,002	$1.00

C	$20,915,625	20,914,228	$1.00

Advisor	$967,363,378	967,367,183	$1.00

R	$7,598,526	7,598,508	$1.00

K	$24,268,328	24,268,023	$1.00

I	$399,060,497	399,074,718	$1.00

See notes to financial statements.

6	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2014 (unaudited)

Investment Income
Interest		$1,344,042
Expenses
Advisory fee (see Note B)	$1,908,173
Distribution fee—Class A	280,351
Distribution fee—Class B	48,712
Distribution fee—Class C	91,134
Distribution fee—Class R	18,525
Distribution fee—Class K	34,467
Transfer agency—Class A	20,646
Transfer agency—Class B	2,098
Transfer agency—Class C	3,984
Transfer agency—Advisor Class	100,013
Transfer agency—Class R	2,223
Transfer agency—Class K	6,893
Custodian	116,261
Registration fees	57,845
Administrative	40,732
Trustees’ fees	29,425
Printing	20,641
Legal	18,415
Audit	17,104
Miscellaneous	25,159

Total expenses	2,842,801
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,428,664)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(473,189)

Net expenses		940,948

Net investment income		403,094

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		13,707

Contributions from Adviser (see Note B)		97

Net Increase in Net Assets from Operations		$416,898

See notes to financial statements.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	7

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Increase in Net Assets from Operations
Net investment income	$403,094	$1,703,640
Net realized gain on investment transactions	13,707	33,730
Contributions from Adviser (see Note B)	97	– 0	–

Net increase in net assets from operations	416,898	1,737,370
Dividends and Distributions to Shareholders from
Net investment income
Class A	(44,724)	(161,569)
Class B	(1,316)	(11,307)
Class C	(4,540)	(18,478)
Advisor Class	(217,806)	(740,190)
Class R	(370)	(5,541)
Class K	(2,762)	(31,345)
Class I	(131,576)	(735,210)
Net realized gain on investment transactions
Class A	(4,905)	– 0	–
Class B	(258)	– 0	–
Class C	(648)	– 0	–
Advisor Class	(22,760)	– 0	–
Class R	(191)	– 0	–
Class K	(728)	– 0	–
Class I	(10,355)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	120,885,943	(496,943,729)

Total increase (decrease)	120,859,902	(496,909,999)
Net Assets
Beginning of period	1,483,929,194	1,980,839,193

End of Period	$1,604,789,096	$1,483,929,194

See notes to financial statements.

8	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Exchange Reserves (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund’s investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AllianceBernstein Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other AllianceBernstein Mutual Funds without any sales charge at the time of purchase, but on Class A shares of the Fund that were received in exchange for another AllianceBernstein Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the AllianceBernstein Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other AllianceBernstein Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other AllianceBernstein Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	9

Notes to Financial Statements

of the original purchase of AllianceBernstein Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the AllianceBernstein Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another AllianceBernstein Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other AllianceBernstein Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AllianceBernstein Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses.

Class R, Class K, and Class I shares are sold for cash or in exchange of the same class of shares of another AllianceBernstein Mutual Fund without an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AllianceBernstein Funds’ securities lending programs.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from

10	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Notes to Financial Statements

sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Certificates of Deposit	$	– 0	–	$698,000,532	$	– 0	–	$698,000,532
Commercial Paper		– 0	–	464,874,162		– 0	–	464,874,162
Short-Term Municipal Notes		– 0	–	148,162,000		– 0	–	148,162,000
U.S. Government & Government Sponsored Agency Obligations		– 0	–	147,568,125		– 0	–	147,568,125
Repurchase Agreements		– 0	–	115,500,000		– 0	–	115,500,000
Corporates - Investment Grades		– 0	–	46,581,748		– 0	–	46,581,748

Total^	$	– 0	–	$1,620,686,567	$	– 0	–	$1,620,686,567

^	There were no transfers between Level 1 and Level 2 during the reporting period.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	11

Notes to Financial Statements

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

12	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Notes to Financial Statements

4. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed annually.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold.

7. Repurchase Agreements

It is the Fund’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

The Fund pays AllianceBernstein L.P. (the “Adviser”) an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. For the six months ended March 31, 2014, the Adviser has voluntarily agreed to waive a portion of such fees in the amount of $1,428,664.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2014, such fee amounted to $40,732.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $100,509 for the six months ended March 31, 2014.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	13

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has received $7,290, $3,327 and $5,301 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2014.

During the six months ended March 31, 2014, the Adviser reimbursed the Fund $97 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class B shares, .75% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended March 31, 2014, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $280,351, $48,712, $91,134, $18,525 and $34,467 for Class A, B, C, R and K shares, respectively, limiting the effective annual rate to 0% for the Class A, Class B, Class C, Class R and Class K shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At March 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The tax character of distributions to be paid for the year ending September 30, 2014 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2013 and September 30, 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$1,703,640	$3,252,932

Total distributions paid	$1,703,640	$3,252,932

14	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Notes to Financial Statements

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Gains (Losses)		Unrealized Appreciation/ (Depreciation)		Total Accumulated Earnings/ (Deficit)(a)
$ 42,649	$3,728	$	– 0 –	$	– 0 –	$46,377

(a)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of September 30, 2013, the Fund did not have any capital loss carryforwards.

NOTE E

Transactions in Shares of Beneficial Interest

Transactions, all at $1.00 per share, were as follows:

	Shares
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class A
Shares sold	74,033,901	202,748,046

Shares issued in reinvestment of dividends and distributions	44,721	161,236

Shares converted from Class B	1,035,765	2,319,735

Shares redeemed	(90,678,139)	(186,170,051)

Net increase (decrease)	(15,563,752)	19,058,966

Class B
Shares sold	1,276,296	2,976,191

Shares issued in reinvestment of dividends and distributions	1,315	11,285

Shares converted to Class A	(1,035,765)	(2,319,735)

Shares redeemed	(1,971,383)	(5,336,148)

Net decrease	(1,729,537)	(4,668,407)

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	15

Notes to Financial Statements

	Shares
	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

Class C
Shares sold	7,108,067	23,310,245

Shares issued in reinvestment of dividends and distributions	4,539	18,410

Shares redeemed	(12,955,163)	(18,113,288)

Net increase (decrease)	(5,842,557)	5,215,367

Advisor Class
Shares sold	188,750,710	405,185,355

Shares issued in reinvestment of dividends and distributions	217,806	740,034

Shares redeemed	(161,644,932)	(215,697,860)

Net increase	27,323,584	190,227,529

Class R
Shares sold	8,635,261	7,809,950

Shares issued in reinvestment of dividends and distributions	370	5,541

Shares redeemed	(8,188,719)	(7,075,815)

Net increase	446,912	739,676

Class K
Shares sold	26,526,817	63,259,258

Shares issued in reinvestment of dividends and distributions	2,762	31,345

Shares redeemed	(32,865,367)	(67,908,020)

Net decrease	(6,335,788)	(4,617,417)

Class I
Shares sold	3,284,213,637	8,146,467,224

Shares issued in reinvestment of dividends and distributions	131,577	723,141

Shares redeemed	(3,161,758,133)	(8,850,089,808)

Net increase (decrease)	122,587,081	(702,899,443)

NOTE F

Risks Involved in Investing in the Fund

Money Market Fund Risk—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund’s shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, significant redemptions by large investors in the Fund could have a material

16	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Notes to Financial Statements

adverse effect on the Fund’s other shareholders. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. The Commission continues to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Fund.

Interest Rate Risk and Credit Risk—The Fund’s primary risks are interest rate risk and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund’s yield as the securities mature or are sold and the Fund purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of the Fund’s assets, or maintaining a stable $1.00 NAV.

Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). Credit quality can change rapidly in certain market environments and the default of a single holding could have the potential to cause significant NAV deterioration.

Foreign (Non-U.S.) Risk—Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	17

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(a)	.0002		.0009		.0018		.0001		.0001		.0057
Net realized gain (loss) on investment transactions	.00	(b)	.00	(b)	.00	(b)	.00	(b)	– 0	–	(.00	)(b)
Contributions from Adviser	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0002		.0009		.0018		.0001		.0001		.0057

Less: Dividends and Distributions
Dividends from net investment income	(.0002)		(.0009)		(.0018)		(.0001)		(.0001)		(.0057)
Distributions from net realized gain on investment transactions	(.00	)(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0002)		(.0009)		(.0018)		(.0001)		(.0001)		(.0057)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(c)	.03%		.09%		.18%		.01%		.01%		.57%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$177		$192		$173		$221		$225		$288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.13	%^	.14%		.14%		.23%		.28	%+	.76%
Expenses, before waivers/reimbursements	.61	%^	.62%		.61%		.86%		.84	%+	.83%
Net investment income(a)	.05	%^	.08%		.17%		.01%		.01	%+	.58%

See footnote summary on page 25.

18	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(a)	.0001		.0008		.0017		.0001		.0001		.0027
Net realized gain (loss) on investment transactions	.00	(b)	.00	(b)	.00	(b)	.00	(b)	– 0	–	(.00	)(b)
Contributions from Adviser	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0001		.0008		.0017		.0001		.0001		.0027

Less: Dividends and Distributions
Dividends from net investment income	(.0001)		(.0008)		(.0017)		(.0001)		(.0001)		(.0027)
Distributions from net realized gain on investment transactions	(.00	)(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0001)		(.0008)		(.0017)		(.0001)		(.0001)		(.0027)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(c)	.02%		.08%		.17%		.01%		.01%		.27%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$9		$10		$15		$26		$36		$62
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.15	%^	.14%		.14%		.23%		.29	%+	1.08%
Expenses, before waivers/reimbursements	1.33	%^	1.33%		1.36%		1.61%		1.59	%(d)+	1.59%
Net investment income(a)	.03	%^	.09%		.17%		.01%		.01	%+	.28%

See footnote summary on page 25.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	19

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(a)	.0002		.0009		.0018		.0001		.0001		.0043
Net realized gain (loss) on investment transactions	.00	(b)	.00	(b)	.00	(b)	.00	(b)	– 0	–	(.00	)(b)
Contributions from Adviser	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0002		.0009		.0018		.0001		.0001		.0043

Less: Dividends and Distributions
Dividends from net investment income	(.0002)		(.0009)		(.0018)		(.0001)		(.0001)		(.0043)
Distributions from net realized gain on investment transactions	(.00	)(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0002)		(.0009)		(.0018)		(.0001)		(.0001)		(.0043)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(c)	.02%		.09%		.18%		.01%		.01%		.43%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$21		$27		$22		$31		$27		$40
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.14	%^	.14%		.14%		.23%		.29	%+	.93%
Expenses, before waivers/reimbursements	1.07	%^	1.08%		1.08%		1.32%		1.31	%(d)+	1.30%
Net investment income(a)	.04	%^	.08%		.17%		.01%		.01	%+	.47%

See footnote summary on page 25.

20	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(a)	.0002		.0009		.0018		.0001		.0004		.0081
Net realized gain (loss) on investment transactions	.00	(b)	.00	(b)	.00	(b)	.00	(b)	– 0	–	(.00	)(b)
Contributions from Adviser	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0002		.0009		.0018		.0001		.0004		.0081

Less: Dividends and Distributions
Dividends from net investment income	(.0002)		(.0009)		(.0018)		(.0001)		(.0004)		(.0081)
Distributions from net realized gain on investment transactions	(.00	)(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0002)		(.0009)		(.0018)		(.0001)		(.0004)		(.0081)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(c)	.03%		.09%		.18%		.01%		.04%		.82%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$967		$940		$750		$700		$149		$122
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.13	%^	.14%		.14%		.22%		.25	%+	.51%
Expenses, before waivers/reimbursements	.31	%^	.32%		.31%		.54%		.54	%+	.53%
Net investment income(a)	.05	%^	.09%		.18%		.02%		.04	%+	.86%

See footnote summary on page 25.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	21

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(a)	.00	(b)	.0008		.0018		.0001		.0001		.0045
Net realized gain (loss) on investment transactions	.00	(b)	.00	(b)	.00	(b)	.00	(b)	– 0	–	(.00	)(b)
Contributions from Adviser	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0000		.0008		.0018		.0001		.0001		.0045

Less: Dividends and Distributions
Dividends from net investment income	(.00	)(b)	(.0008)		(.0018)		(.0001)		(.0001)		(.0045)
Distributions from net realized gain on investment transactions	(.00	)(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0000)		(.0008)		(.0018)		(.0001)		(.0001)		(.0045)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(c)	.01%		.08%		.18%		.01%		.01%		.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,599		$7,152		$6,412		$6,271		$6,313		$5,676
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.16	%^	.15%		.13%		.22%		.28	%+	.92%
Expenses, before waivers/reimbursements	.85	%^	.84%		.85%		.97%		1.08	%+	1.06%
Net investment income(a)	.01	%^	.08%		.18%		.01%		.01	%+	.58%

See footnote summary on page 25.

22	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class K
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(a)	.0001		.0008		.0017		.0001		.0002		.0059
Net realized gain (loss) on investment transactions	00	(b)	.00	(b)	.00	(b)	.00	(b)	– 0	–	(.00	)(b)
Contributions from Adviser	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0001		.0008		.0017		.0001		.0002		.0059

Less: Dividends and Distributions
Dividends from net investment income	(.0001)		(.0008)		(.0017)		(.0001)		(.0002)		(.0059)
Distributions from net realized gain on investment transactions	(.00	)(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0001)		(.0008)		(.0017)		(.0001)		(.0002)		(.0059)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(c)	.01%		.08%		.17%		.01%		.02%		.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,268		$30,605		$35,221		$43,108		$40,762		$39,198
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.16	%^	.14%		.15%		.23%		.27	%+	.73%
Expenses, before waivers/reimbursements	.59	%^	.60%		.69%		.82%		.83	%+	.81%
Net investment income(a)	.02	%^	.09%		.17%		.01%		.02	%+	.53%

See footnote summary on page 25.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	23

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(a)	.0003		.0010		.0018		.0011		.0015		.0089
Net realized gain (loss) on investment transactions	.00	(b)	.00	(b)	.00	(b)	.00	(b)	– 0	–	(.00	)(b)
Contributions from Adviser	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0003		.0010		.0018		.0011		.0015		.0089

Less: Dividends and Distributions
Dividends from net investment income	(.0003)		(.0010)		(.0018)		(.0011)		(.0015)		(.0089)
Distributions from net realized gain on investment transactions	(.00	)(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0003)		(.0010)		(.0018)		(.0011)		(.0015)		(.0089)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(c)	.04%		.10%		.18%		.11%		.15%		.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$399,060		$276,480		$979,369		$1,906		$2,365		$6,586
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.10	%^	.13%		.14%		.13%		.15	%+	.44%
Expenses, before waivers/reimbursements	.29	%^	.28%		.32%		.40%		.41	%+	.46%
Net investment income(a)	.07	%^	.10%		.19%		.12%		.15	%+	.86%

See footnote summary on page 25.

24	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Financial Highlights

(a)	Net of fees waived and expenses reimbursed.

(b)	Amount is less than $0.00005.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Ratios restated from 1.34% and 1.06% for Class B and Class C, respectively.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	25

Financial Highlights

TRUSTEES

Marshall C. Turner, Jr.(1) , Chairman	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Earl D. Weiner(1)
John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Raymond J. Papera, Senior Vice President Maria R. Cona, Vice President Edward J. Dombrowski, Vice President	Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672

Legal Counsel	Principal Underwriter
Seward & Kissel LLP One Battery Park Plaza New York, NY 10004	AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

26	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Exchange Reserves (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on November 5-7, 2013.

Prior to approval of the continuance of the Advisory Agreement, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The trustees also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	27

capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the trustees. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Fund’s Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2011 and 2012 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The trustees recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The trustees noted that the Adviser’s relationship with the Fund was not profitable to it in 2011. The trustees were satisfied that the Adviser’s level of profitability from its relationship with the Fund in 2012 was not unreasonable.

Fall-Out Benefits

The trustees considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including but not limited to benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares and transfer agency fees paid by the Fund to a wholly

28	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

owned subsidiary of the Adviser. The trustees recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for the Fund at each regular Board meeting during the year. At the November 2013 meeting, the trustees reviewed information prepared by Lipper showing the performance of the Class A Shares of the Fund as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares as compared with the Lipper Money Market Funds Average (the “Lipper Average”) and the Barclays Capital U.S. Treasury Bills Index (the “Index”), in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2013 and (in the case of comparisons with the Lipper Average and the Index) the period since inception (March 1994 inception). The trustees noted that on a net return basis, the Fund was in the 1st quintile of the Performance Group and the Performance Universe for the 1- and 3-year periods, in the 2nd quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 5th quintile of the Performance Group and the Performance Universe for the 10-year period. On a gross return basis, the Fund was in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 1-year period, in the 3rd quintile of the Performance Group and the Performance Universe for the 3- and 10-year periods, and in the 1st quintile of the Performance Group and 2nd quintile of the Performance Universe for the 5-year period. The Fund outperformed the Lipper Average in the 1-, 3- and 5-year periods, and lagged it in the 10-year period and the period since inception. The Fund lagged the Index in all periods. Based on their review, the trustees concluded that the Fund’s relative performance was satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Fund at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The trustees also considered the fees the Adviser charges non-fund clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The trustees noted that the institutional fee schedule and the Fund’s fee schedule started at different rates and that the Fund’s fee schedule

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	29

had breakpoints. The application of the institutional fee schedule to the Fund’s net assets would result in a fee rate lower than the rate at the same asset level provided in the Fund’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The trustees also noted that the Adviser advises a portfolio of another AllianceBernstein fund that invests in different types of money market securities, pays no advisory fee but is offered only as a cash management vehicle for selected institutional clients, including most of the AllianceBernstein funds, that pay advisory fees at various rates and that a portfolio of another AllianceBernstein fund advised by the Adviser that invests in different types of money market securities pays a lower advisory fee but is available primarily as a vehicle for certain private clients and institutional clients of the Adviser.

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Fund relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, the trustees considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The trustees also considered the total expense ratio of the Class A shares of the Fund in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Fund and an Expense Universe as a broader group, consisting of all funds in the Fund’s investment classification/objective with a similar load type as the Fund. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The trustees noted that it was likely that the expense ratios of some of the other funds in the Fund’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The trustees view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others.

The information reviewed by the trustees showed that, at the Fund’s current size, its contractual effective advisory fee rate of 24.5 basis points was lower than the Expense Group median and that in the Fund’s latest fiscal year, the administrative expense reimbursement of less than 1 basis point had been waived by the Adviser. The trustees noted that the Fund’s total expense ratio was lower than the Expense Group and Expense Universe medians. The Adviser informed the trustees that the Adviser and its affiliates have been waiving all or a portion of

30	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

the Fund’s advisory fees, administrative expense reimbursements, distribution services fees and transfer agency fees. The trustees concluded that the Fund’s expense ratio was satisfactory.

Economies of Scale

The trustees noted that the advisory fee schedule for the Fund contains breakpoints and that the net assets of the Fund were in excess of the first breakpoint. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The trustees took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein Funds, and by the Adviser concerning certain of its views on economies of scale. The trustees also had requested and received from the Adviser certain updates on economies of scale at the May 2013 meetings. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	31

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Exchange Reserves (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Trustees of the Fund, as required by the September 1, 2004 Assurance of Discontinuance (“AoD”) between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.”

1	The Senior Officer’s fee evaluation was completed on October 24, 2013 and discussed with the Board of Trustees on November 5-7, 2013.

2	Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Fund.

32	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

INVESTMENT ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Fund pays the advisory fee set forth below for receiving the services to be provided pursuant to the Investment Advisory Agreement.4 Also shown below are the Fund’s net assets as of September 30, 2013.

Fund	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 09/30/13 ($MM)
Exchange Reserves	0.25% on 1st $1.25 billion 0.24% on next $0.25 billion 0.23% on next $0.25 billion 0.22% on next $0.25 billion 0.21% on next $1.0 billion 0.20% on the balance	$1,482.9

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the fiscal year ended September 30, 2012, the Adviser was entitled to receive $43,414 (0.002% of the Fund’s average daily net assets) for such services but waived the amount in its entirety.

In response to low interest rates5 in the marketplace that have depressed money market yield, the Adviser or its affiliates are waiving advisory fees and reimbursing additional expenses on its proprietary money market products, including the Fund, in order for those products to achieve a target yield of 0.01%. Set forth below are the Fund’s total expense ratios for the most recent semi-annual period:

Total Expense Ratio[6]
Fund	Class	Net		Gross		Fiscal Year
Exchange Reserves	Advisor Class A Class B Class C Class R Class K Class I	0.14 0.14 0.14 0.14 0.14 0.14 0.14	% % % % % % %	0.31 0.61 1.33 1.08 0.84 0.58 0.30	% % % % % % %	September 30 (ratios as of March 31, 2013)

3	Jones v. Harris at 1427.

4	The Fund was not affected by the Adviser’s agreement with the NYAG since the Fund’s fee schedule already had lower breakpoints than the NYAG related fee schedule for AllianceBernstein Mutual Funds with a category of “Low Risk Income.”

5	The Federal Reserve has kept the Federal Funds Rate between zero and 0.25% since December 2008.

6	Annualized.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	33

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is entitled to be reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if the fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Fund.7 In addition to the

7	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

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AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee for the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on September 30, 2013 net assets.8

Fund	Net Assets 9/30/13 ($MM)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Exchange Reserves	$1,482.9	Fixed Income Money Market 0.10% (flat fee) Minimum Account Size: $10m	0.100%	0.248%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following “all-in” fee for Short Maturity Dollar, a Luxembourg fund that has a somewhat similar investment style as the Fund:

Fund	Luxembourg Fund	Fee[9]
Exchange Reserves	Short Maturity Dollar Class A	1.05% on 1st $100 million 1.00% on next $100 million 0.95% on the balance

	Class I (Institutional)	0.50% on 1st $100 million 0.45% on next $100 million 0.40% on the balance

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the comparison of the Fund’s contractual management

8	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

9	Class A shares of the fund are charged an “all-in” fee, which includes investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

10	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	35

fee, estimated at the approximate current asset level of the Fund, to the median of the Fund’s Lipper Expense Group (“EG”)11 and the Fund’s contractual management fee ranking.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee (%)[13]	Lipper Exp. Group Median (%)	Lipper Group Rank
Exchange Reserves	0.245	0.394	2/16

Lipper also compared the Fund’s total expense ratio to the medians of the Fund’s EG and Lipper Expense Universe (“EU”). The EU14 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Total Expense Ratio (%)[15]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Exchange Reserves	0.142	0.250	3/16	0.250	12/101
excluding 12b-1/ non-12b-1 service fee	0.142	0.223	7/16	0.180	38/101

Based on this analysis, the Fund has a more favorable ranking on a contractual management fee basis than it does on a total expense ratio basis.

11	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Fund had the lowest effective fee rate in the Lipper peer group.

13	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative, and other services.

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year Class A share total expense ratio.

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III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Fund prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund increased in the calendar year 2012, relative to 2011.

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Adviser. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent and distribution related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and contingent deferred sales charges (“CDSC”). During the fiscal year ended September 30, 2012, ABI received from the Fund $1,111,514 and $34,903 in Rule 12b-1 and CDSC fees, respectively.16

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to revenues derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2012, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support (revenue sharing payments).

16	For the fiscal year ended September 30, 2012, ABI agreed to voluntarily waive all of the Rule 12b-1 distribution fees in the amounts of $580,030 $213,991, $185,809, $32,729 and $98,955 for Class A, B, C, R and K shares, respectively, limiting the effective annual rates to 0%.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	37

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the fiscal year ended September 30, 2012, ABIS received $52,611 in fees from the Fund.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Trustees information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Trustees an update of the Deli17 study on advisory fees and various fund characteristics.18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with

17	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

18	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

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the Board of Trustees.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $445 billion as of September 30, 2013, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information below, prepared by Lipper, shows the 1, 3, 5 and 10 year net and gross performance returns and rankings of the Fund20 relative to the Fund’s Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)21 for the periods ended July 31, 2013.22

	Fund Return	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Net
1 year	0.11	0.01	0.01	1/16	3/112
3 year	0.09	0.01	0.01	1/15	4/107
5 year	0.24	0.19	0.21	4/15	33/102
10 year	1.37	1.53	1.54	12/12	84/91

Gross
1 year	0.25	0.28	0.26	10/16	61/112
3 year	0.27	0.27	0.27	8/15	53/107
5 year	0.64	0.55	0.55	3/15	22/102
10 year	2.04	2.05	2.04	7/12	44/91

19	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

20	The performance returns and rankings are for the Class A shares of the Fund. The performance returns of the Fund were provided by Lipper.

21	The Fund’s PG is identical to the EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including/excluding a fund in/from a PU are somewhat different from that of an EU.

22	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the Fund even if the Fund may have had a different investment classification/objective at different points in time.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	39

Set forth below are the 1, 3, 5 and 10 year and since inception net performance returns of the Fund (in bold)23 versus its benchmarks.24

	Periods Ending July 31, 2013 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Exchange Reserves	0.11	0.09	0.23	1.36	2.45
Lipper Money Market Funds Average	0.02	0.02	0.18	1.42	2.78
Barclays Capital U.S. Treasury Bills Index	0.13	0.14	0.36	1.77	3.16
Inception Date: March 25, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: December 5, 2013

23	The performance returns and risk measures shown in the table are for the Class A shares of the Fund.

24	The Adviser provided Fund and benchmark performance return information for periods through July 31, 2013.

40	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

US Equity

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Value Fund

International/Global Equity

International/Global Core

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Discovery Equity Portfolio

International Growth Fund

International/Global Value

Global Value Fund

International Value Fund

Fixed Income

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Fixed Income (continued)

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Alternatives

Dynamic All Market Fund

Global Real Estate Investment Fund

Global Risk Allocation Fund

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real Asset Strategy

Select US Long/Short Portfolio

Unconstrained Bond Fund

Asset Allocation/Multi-Asset

Multi-Asset

Emerging Markets Multi-Asset Portfolio

Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	41

AllianceBernstein Family of Funds

NOTES

42	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

NOTES

ALLIANCEBERNSTEIN EXCHANGE RESERVES •	43

NOTES

44	• ALLIANCEBERNSTEIN EXCHANGE RESERVES

ALLIANCEBERNSTEIN EXCHANGE RESERVES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

EXC-0152-0314

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 22, 2014